Annual Total Returns		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
YCG Enhanced Fund | YCG Enhanced Fund Class R Shares
Prospectus [Line Items]
Annual Return [Percent]	5.84%	4.15%	12.00%	30.16%	(22.38%)	27.14%	17.27%	41.20%	(3.21%)	22.79%